LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax Free Fund

Lord Abbett High Income Municipal Bond Fund

(formerly known as “Lord Abbett High Yield Municipal Bond Fund”)

Lord Abbett Short Duration High Income Municipal Bond Fund

(formerly known as “Lord Abbett Short Duration High Yield Municipal Bond Fund”)

Lord Abbett California Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

(together, the “Funds”)

Supplement dated March 15, 2022 to the

Summary Prospectus and Statutory Prospectus dated February 1, 2022

References throughout each Fund’s Summary Prospectus and Statutory Prospectus are amended to reflect that a contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the 18-month anniversary of the purchase.

Please retain this document for your future reference.